Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Europe Opportunity Fund, Inc.
Entity Central Index Key	0000860720
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000006316
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Class Name	Class A
Trading Symbol	EUGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	1.38%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Europe Net Index:

↓ Stock selection in financials, where a leading global financial markets infrastructure and data provider was the main detractor.

↓ An average overweight in consumer discretionary, where a Swiss premium performance sports brand was the largest detractor across the portfolio.

↓ Stock selection in industrials, where a Danish freight forwarder was the main detractor.

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio.

↑ Stock selection in consumer staples, led by a leading beauty company.

↑ An average underweight in health care, led by a global leader in the eyewear market.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI Europe Net Index
10/15	$9,474	$10,000
11/15	$9,284	$9,817
12/15	$9,012	$9,564
1/16	$8,464	$8,934
2/16	$8,276	$8,774
3/16	$8,818	$9,324
4/16	$9,017	$9,552
5/16	$9,023	$9,496
6/16	$8,652	$9,074
7/16	$8,852	$9,453
8/16	$8,807	$9,481
9/16	$8,857	$9,564
10/16	$8,514	$9,252
11/16	$8,320	$9,051
12/16	$8,743	$9,526
1/17	$8,856	$9,723
2/17	$8,981	$9,840
3/17	$9,434	$10,235
4/17	$9,864	$10,596
5/17	$10,306	$11,110
6/17	$10,181	$10,989
7/17	$10,277	$11,317
8/17	$10,306	$11,323
9/17	$10,464	$11,697
10/17	$10,623	$11,752
11/17	$10,515	$11,778
12/17	$10,728	$11,955
1/18	$11,280	$12,601
2/18	$10,540	$11,861
3/18	$10,551	$11,718
4/18	$10,563	$12,042
5/18	$10,699	$11,647
6/18	$10,762	$11,569
7/18	$11,110	$11,954
8/18	$11,018	$11,620
9/18	$10,819	$11,661
10/18	$9,970	$10,771
11/18	$9,737	$10,671
12/18	$9,301	$10,178
1/19	$9,679	$10,849
2/19	$10,097	$11,213
3/19	$10,406	$11,282
4/19	$10,641	$11,685
5/19	$10,292	$11,045
6/19	$10,968	$11,787
7/19	$10,859	$11,558
8/19	$10,716	$11,268
9/19	$10,807	$11,574
10/19	$11,254	$11,946
11/19	$11,432	$12,124
12/19	$11,799	$12,598
1/20	$11,740	$12,281
2/20	$11,131	$11,142
3/20	$10,067	$9,533
4/20	$10,983	$10,098
5/20	$12,142	$10,558
6/20	$13,123	$10,987
7/20	$13,998	$11,410
8/20	$14,696	$11,879
9/20	$14,808	$11,483
10/20	$14,572	$10,836
11/20	$16,493	$12,679
12/20	$18,302	$13,276
1/21	$17,740	$13,084
2/21	$18,640	$13,403
3/21	$18,372	$13,818
4/21	$19,847	$14,445
5/21	$20,480	$15,048
6/21	$20,722	$14,843
7/21	$21,418	$15,117
8/21	$21,955	$15,346
9/21	$20,486	$14,612
10/21	$21,629	$15,271
11/21	$21,125	$14,483
12/21	$21,110	$15,440
1/22	$17,785	$14,733
2/22	$16,082	$14,317
3/22	$15,576	$14,302
4/22	$13,751	$13,480
5/22	$13,319	$13,580
6/22	$11,771	$12,230
7/22	$13,015	$12,835
8/22	$11,575	$12,035
9/22	$10,035	$10,989
10/22	$10,629	$11,776
11/22	$12,217	$13,113
12/22	$11,683	$13,114
1/23	$13,109	$14,252
2/23	$12,934	$14,164
3/23	$14,285	$14,499
4/23	$14,690	$15,102
5/23	$14,326	$14,216
6/23	$15,116	$14,896
7/23	$15,420	$15,353
8/23	$14,150	$14,744
9/23	$12,988	$14,158
10/23	$12,359	$13,630
11/23	$13,657	$14,975
12/23	$14,576	$15,723
1/24	$14,670	$15,704
2/24	$15,873	$15,949
3/24	$16,035	$16,545
4/24	$14,940	$16,232
5/24	$15,751	$17,018
6/24	$15,326	$16,636
7/24	$15,542	$16,993
8/24	$16,346	$17,663
9/24	$16,799	$17,731
10/24	$15,981	$16,686
11/24	$16,326	$16,405
12/24	$16,332	$16,004
1/25	$17,637	$17,106
2/25	$17,860	$17,735
3/25	$16,724	$17,681
4/25	$17,758	$18,454
5/25	$18,826	$19,296
6/25	$19,089	$19,693
7/25	$17,758	$19,342
8/25	$18,089	$20,008
9/25	$18,143	$20,405
10/25	$18,252	$20,556

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	14.21%	4.61%	6.78%
Class A, with 5.25% maximum front end sales charge	8.21%	3.48%	6.20%
MSCI Europe Net Index	23.19%	13.66%	7.47%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 114,154,852
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 604,588
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,154,852
# of Portfolio Holdings	25
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$604,588

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	2.8%
Germany	5.3%
United States	6.3%
Italy	7.7%
United Kingdom	8.3%
Sweden	8.9%
Netherlands	9.5%
Denmark	10.2%
Switzerland	13.0%
France	28.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.6%
Spotify Technology SA	8.5%
Hermes International SCA	8.0%
Moncler SpA	7.7%
EssilorLuxottica SA	4.9%
ASML Holding NV	4.8%
Adyen NV	4.7%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.7%
L'Oreal SA	4.6%
Total	61.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155977
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Class Name	Class C
Trading Symbol	MSEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.15%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Europe Net Index:

↓ Stock selection in financials, where a leading global financial markets infrastructure and data provider was the main detractor.

↓ An average overweight in consumer discretionary, where a Swiss premium performance sports brand was the largest detractor across the portfolio.

↓ Stock selection in industrials, where a Danish freight forwarder was the main detractor.

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio.

↑ Stock selection in consumer staples, led by a leading beauty company.

↑ An average underweight in health care, led by a global leader in the eyewear market.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI Europe Net Index
10/15	$10,000	$10,000
11/15	$9,790	$9,817
12/15	$9,500	$9,564
01/16	$8,918	$8,934
02/16	$8,716	$8,774
03/16	$9,273	$9,324
04/16	$9,481	$9,552
05/16	$9,481	$9,496
06/16	$9,089	$9,074
07/16	$9,285	$9,453
08/16	$9,236	$9,481
09/16	$9,285	$9,564
10/16	$8,918	$9,252
11/16	$8,716	$9,051
12/16	$9,148	$9,526
01/17	$9,260	$9,723
02/17	$9,384	$9,840
03/17	$9,849	$10,235
04/17	$10,296	$10,596
05/17	$10,748	$11,110
06/17	$10,612	$10,989
07/17	$10,705	$11,317
08/17	$10,730	$11,323
09/17	$10,891	$11,697
10/17	$11,040	$11,752
11/17	$10,922	$11,778
12/17	$11,139	$11,955
01/18	$11,710	$12,601
02/18	$10,934	$11,861
03/18	$10,934	$11,718
04/18	$10,941	$12,042
05/18	$11,071	$11,647
06/18	$11,133	$11,569
07/18	$11,480	$11,954
08/18	$11,381	$11,620
09/18	$11,170	$11,661
10/18	$10,289	$10,771
11/18	$10,041	$10,671
12/18	$9,582	$10,178
01/19	$9,973	$10,849
02/19	$10,395	$11,213
03/19	$10,705	$11,282
04/19	$10,941	$11,685
05/19	$10,575	$11,045
06/19	$11,257	$11,787
07/19	$11,145	$11,558
08/19	$10,990	$11,268
09/19	$11,071	$11,574
10/19	$11,530	$11,946
11/19	$11,697	$12,124
12/19	$12,068	$12,598
01/20	$11,998	$12,281
02/20	$11,371	$11,142
03/20	$10,277	$9,533
04/20	$11,204	$10,098
05/20	$12,375	$10,558
06/20	$13,374	$10,987
07/20	$14,250	$11,410
08/20	$14,954	$11,879
09/20	$15,057	$11,483
10/20	$14,807	$10,836
11/20	$16,752	$12,679
12/20	$18,576	$13,276
01/21	$17,992	$13,084
02/21	$18,895	$13,403
03/21	$18,611	$13,818
04/21	$20,091	$14,445
05/21	$20,723	$15,048
06/21	$20,952	$14,843
07/21	$21,640	$15,117
08/21	$22,169	$15,346
09/21	$20,668	$14,612
10/21	$21,814	$15,271
11/21	$21,286	$14,483
12/21	$21,263	$15,440
01/22	$17,902	$14,733
02/22	$16,173	$14,317
03/22	$15,656	$14,302
04/22	$13,809	$13,480
05/22	$13,373	$13,580
06/22	$11,806	$12,230
07/22	$13,048	$12,835
08/22	$11,592	$12,035
09/22	$10,041	$10,989
10/22	$10,632	$11,776
11/22	$12,220	$13,113
12/22	$11,673	$13,114
01/23	$13,084	$14,252
02/23	$12,907	$14,164
03/23	$14,244	$14,499
04/23	$14,643	$15,102
05/23	$14,267	$14,216
06/23	$15,050	$14,896
07/23	$15,338	$15,353
08/23	$14,067	$14,744
09/23	$12,900	$14,158
10/23	$12,272	$13,630
11/23	$13,560	$14,975
12/23	$14,473	$15,723
01/24	$14,566	$15,704
02/24	$15,761	$15,949
03/24	$15,922	$16,545
04/24	$14,835	$16,232
05/24	$15,640	$17,018
06/24	$15,217	$16,636
07/24	$15,432	$16,993
08/24	$16,230	$17,663
09/24	$16,680	$17,731
10/24	$15,868	$16,686
11/24	$16,210	$16,405
12/24	$16,217	$16,004
01/25	$17,512	$17,106
02/25	$17,733	$17,735
03/25	$16,606	$17,681
04/25	$17,633	$18,454
05/25	$18,693	$19,296
06/25	$18,955	$19,693
07/25	$17,633	$19,342
08/25	$17,961	$20,008
09/25	$18,015	$20,405
10/25	$18,123	$20,556

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	13.33%	3.80%	6.13%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	12.33%	3.80%	6.13%
MSCI Europe Net Index	23.19%	13.66%	7.47%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 114,154,852
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 604,588
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,154,852
# of Portfolio Holdings	25
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$604,588

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	2.8%
Germany	5.3%
United States	6.3%
Italy	7.7%
United Kingdom	8.3%
Sweden	8.9%
Netherlands	9.5%
Denmark	10.2%
Switzerland	13.0%
France	28.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.6%
Spotify Technology SA	8.5%
Hermes International SCA	8.0%
Moncler SpA	7.7%
EssilorLuxottica SA	4.9%
ASML Holding NV	4.8%
Adyen NV	4.7%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.7%
L'Oreal SA	4.6%
Total	61.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006319
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Class Name	Class I
Trading Symbol	EUGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Europe Net Index:

↓ Stock selection in financials, where a leading global financial markets infrastructure and data provider was the main detractor.

↓ An average overweight in consumer discretionary, where a Swiss premium performance sports brand was the largest detractor across the portfolio.

↓ Stock selection in industrials, where a Danish freight forwarder was the main detractor.

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio.

↑ Stock selection in consumer staples, led by a leading beauty company.

↑ An average underweight in health care, led by a global leader in the eyewear market.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Europe Net Index
10/15	$1,000,000	$1,000,000
11/15	$980,198	$981,670
12/15	$952,363	$956,407
1/16	$894,985	$893,365
2/16	$874,734	$877,361
3/16	$932,112	$932,434
4/16	$953,488	$955,212
5/16	$954,613	$949,598
6/16	$915,799	$907,357
7/16	$936,612	$945,346
8/16	$932,674	$948,135
9/16	$938,300	$956,395
10/16	$901,735	$925,246
11/16	$882,047	$905,121
12/16	$927,362	$952,557
1/17	$939,503	$972,343
2/17	$953,379	$983,958
3/17	$1,001,366	$1,023,471
4/17	$1,047,040	$1,059,609
5/17	$1,094,449	$1,110,991
6/17	$1,081,729	$1,098,857
7/17	$1,092,136	$1,131,661
8/17	$1,095,605	$1,132,320
9/17	$1,112,950	$1,169,683
10/17	$1,129,716	$1,175,183
11/17	$1,118,731	$1,177,768
12/17	$1,141,717	$1,195,526
1/18	$1,200,641	$1,260,140
2/18	$1,122,465	$1,186,071
3/18	$1,123,632	$1,171,799
4/18	$1,124,799	$1,204,224
5/18	$1,139,967	$1,164,688
6/18	$1,147,551	$1,156,882
7/18	$1,184,306	$1,195,391
8/18	$1,174,971	$1,162,003
9/18	$1,154,552	$1,166,142
10/18	$1,064,125	$1,077,146
11/18	$1,039,622	$1,067,111
12/18	$993,194	$1,017,825
1/19	$1,034,454	$1,084,880
2/19	$1,079,251	$1,121,318
3/19	$1,112,259	$1,128,158
4/19	$1,137,605	$1,168,495
5/19	$1,101,060	$1,104,476
6/19	$1,172,971	$1,178,668
7/19	$1,162,361	$1,155,835
8/19	$1,147,036	$1,126,763
9/19	$1,157,056	$1,157,428
10/19	$1,205,390	$1,194,580
11/19	$1,224,252	$1,212,429
12/19	$1,264,474	$1,259,789
1/20	$1,258,386	$1,228,111
2/20	$1,193,245	$1,114,185
3/20	$1,079,400	$953,270
4/20	$1,178,025	$1,009,809
5/20	$1,302,829	$1,055,796
6/20	$1,408,760	$1,098,730
7/20	$1,502,515	$1,140,951
8/20	$1,578,006	$1,187,894
9/20	$1,590,790	$1,148,312
10/20	$1,565,221	$1,083,551
11/20	$1,772,821	$1,267,900
12/20	$1,967,015	$1,327,583
1/21	$1,908,024	$1,308,357
2/21	$2,005,031	$1,340,344
3/21	$1,976,847	$1,381,751
4/21	$2,135,467	$1,444,542
5/21	$2,204,945	$1,504,753
6/21	$2,231,163	$1,484,282
7/21	$2,307,195	$1,511,721
8/21	$2,365,531	$1,534,567
9/21	$2,207,567	$1,461,243
10/21	$2,331,447	$1,527,064
11/21	$2,277,700	$1,448,304
12/21	$2,277,572	$1,543,952
1/22	$1,918,611	$1,473,304
2/22	$1,735,326	$1,431,697
3/22	$1,681,378	$1,430,213
4/22	$1,484,261	$1,347,959
5/22	$1,438,612	$1,358,042
6/22	$1,271,927	$1,222,951
7/22	$1,406,797	$1,283,481
8/22	$1,251,178	$1,203,523
9/22	$1,084,492	$1,098,860
10/22	$1,149,507	$1,177,617
11/22	$1,321,725	$1,311,281
12/22	$1,264,319	$1,311,445
1/23	$1,418,555	$1,425,208
2/23	$1,399,880	$1,416,370
3/23	$1,546,508	$1,449,944
4/23	$1,591,465	$1,510,165
5/23	$1,552,041	$1,421,567
6/23	$1,638,496	$1,489,649
7/23	$1,671,004	$1,535,328
8/23	$1,534,059	$1,474,421
9/23	$1,408,180	$1,415,834
10/23	$1,340,399	$1,362,963
11/23	$1,482,186	$1,497,479
12/23	$1,582,474	$1,572,286
1/24	$1,592,848	$1,570,446
2/24	$1,723,568	$1,594,894
3/24	$1,742,243	$1,654,512
4/24	$1,623,972	$1,623,179
5/24	$1,711,810	$1,701,801
6/24	$1,666,162	$1,663,567
7/24	$1,690,370	$1,699,285
8/24	$1,778,208	$1,766,272
9/24	$1,828,006	$1,773,091
10/24	$1,738,784	$1,668,623
11/24	$1,777,516	$1,640,515
12/24	$1,778,900	$1,600,414
1/25	$1,920,686	$1,710,608
2/25	$1,945,585	$1,773,451
3/25	$1,822,473	$1,768,110
4/25	$1,935,902	$1,845,429
5/25	$2,052,789	$1,929,592
6/25	$2,081,838	$1,969,297
7/25	$1,937,285	$1,934,241
8/25	$1,973,942	$2,000,820
9/25	$1,980,859	$2,040,509
10/25	$1,993,308	$2,055,602

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	14.64%	4.95%	7.14%
MSCI Europe Net Index	23.19%	13.66%	7.47%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 114,154,852
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 604,588
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,154,852
# of Portfolio Holdings	25
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$604,588

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	2.8%
Germany	5.3%
United States	6.3%
Italy	7.7%
United Kingdom	8.3%
Sweden	8.9%
Netherlands	9.5%
Denmark	10.2%
Switzerland	13.0%
France	28.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.6%
Spotify Technology SA	8.5%
Hermes International SCA	8.0%
Moncler SpA	7.7%
EssilorLuxottica SA	4.9%
ASML Holding NV	4.8%
Adyen NV	4.7%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.7%
L'Oreal SA	4.6%
Total	61.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006318
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Class Name	Class L
Trading Symbol	EUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$203	1.90%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Europe Net Index:

↓ Stock selection in financials, where a leading global financial markets infrastructure and data provider was the main detractor.

↓ An average overweight in consumer discretionary, where a Swiss premium performance sports brand was the largest detractor across the portfolio.

↓ Stock selection in industrials, where a Danish freight forwarder was the main detractor.

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio.

↑ Stock selection in consumer staples, led by a leading beauty company.

↑ An average underweight in health care, led by a global leader in the eyewear market.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI Europe Net Index
10/15	$10,000	$10,000
11/15	$9,796	$9,817
12/15	$9,507	$9,564
01/16	$8,929	$8,934
02/16	$8,722	$8,774
03/16	$9,288	$9,324
04/16	$9,495	$9,552
05/16	$9,501	$9,496
06/16	$9,105	$9,074
07/16	$9,306	$9,453
08/16	$9,258	$9,481
09/16	$9,306	$9,564
10/16	$8,941	$9,252
11/16	$8,740	$9,051
12/16	$9,177	$9,526
01/17	$9,289	$9,723
02/17	$9,419	$9,840
03/17	$9,891	$10,235
04/17	$10,338	$10,596
05/17	$10,797	$11,110
06/17	$10,661	$10,989
07/17	$10,760	$11,317
08/17	$10,779	$11,323
09/17	$10,946	$11,697
10/17	$11,102	$11,752
11/17	$10,984	$11,778
12/17	$11,207	$11,955
01/18	$11,779	$12,601
02/18	$11,001	$11,861
03/18	$11,008	$11,718
04/18	$11,008	$12,042
05/18	$11,151	$11,647
06/18	$11,213	$11,569
07/18	$11,567	$11,954
08/18	$11,468	$11,620
09/18	$11,256	$11,661
10/18	$10,373	$10,771
11/18	$10,124	$10,671
12/18	$9,665	$10,178
01/19	$10,057	$10,849
02/19	$10,486	$11,213
03/19	$10,797	$11,282
04/19	$11,040	$11,685
05/19	$10,673	$11,045
06/19	$11,363	$11,787
07/19	$11,252	$11,558
08/19	$11,096	$11,268
09/19	$11,183	$11,574
10/19	$11,643	$11,946
11/19	$11,824	$12,124
12/19	$12,199	$12,598
01/20	$12,129	$12,281
02/20	$11,496	$11,142
03/20	$10,397	$9,533
04/20	$11,337	$10,098
05/20	$12,525	$10,558
06/20	$13,535	$10,987
07/20	$14,430	$11,410
08/20	$15,139	$11,879
09/20	$15,254	$11,483
10/20	$14,998	$10,836
11/20	$16,973	$12,679
12/20	$18,820	$13,276
01/21	$18,237	$13,084
02/21	$19,159	$13,403
03/21	$18,875	$13,818
04/21	$20,372	$14,445
05/21	$21,017	$15,048
06/21	$21,260	$14,843
07/21	$21,967	$15,117
08/21	$22,507	$15,346
09/21	$20,989	$14,612
10/21	$22,154	$15,271
11/21	$21,620	$14,483
12/21	$21,604	$15,440
01/22	$18,189	$14,733
02/22	$16,437	$14,317
03/22	$15,914	$14,302
04/22	$14,045	$13,480
05/22	$13,603	$13,580
06/22	$12,013	$12,230
07/22	$13,279	$12,835
08/22	$11,800	$12,035
09/22	$10,224	$10,989
10/22	$10,828	$11,776
11/22	$12,447	$13,113
12/22	$11,895	$13,114
01/23	$13,338	$14,252
02/23	$13,154	$14,164
03/23	$14,516	$14,499
04/23	$14,928	$15,102
05/23	$14,553	$14,216
06/23	$15,348	$14,896
07/23	$15,649	$15,353
08/23	$14,354	$14,744
09/23	$13,169	$14,158
10/23	$12,521	$13,630
11/23	$13,839	$14,975
12/23	$14,759	$15,723
01/24	$14,847	$15,704
02/24	$16,062	$15,949
03/24	$16,216	$16,545
04/24	$15,105	$16,232
05/24	$15,914	$17,018
06/24	$15,480	$16,636
07/24	$15,694	$16,993
08/24	$16,496	$17,663
09/24	$16,945	$17,731
10/24	$16,113	$16,686
11/24	$16,452	$16,405
12/24	$16,452	$16,004
01/25	$17,755	$17,106
02/25	$17,975	$17,735
03/25	$16,827	$17,681
04/25	$17,858	$18,454
05/25	$18,925	$19,296
06/25	$19,183	$19,693
07/25	$17,836	$19,342
08/25	$18,159	$20,008
09/25	$18,204	$20,405
10/25	$18,307	$20,556

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	13.61%	4.07%	6.23%
MSCI Europe Net Index	23.19%	13.66%	7.47%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 114,154,852
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 604,588
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,154,852
# of Portfolio Holdings	25
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$604,588

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	2.8%
Germany	5.3%
United States	6.3%
Italy	7.7%
United Kingdom	8.3%
Sweden	8.9%
Netherlands	9.5%
Denmark	10.2%
Switzerland	13.0%
France	28.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.6%
Spotify Technology SA	8.5%
Hermes International SCA	8.0%
Moncler SpA	7.7%
EssilorLuxottica SA	4.9%
ASML Holding NV	4.8%
Adyen NV	4.7%
Liberty Media Corp.-Liberty Formula One	4.7%
Schneider Electric SE	4.7%
L'Oreal SA	4.6%
Total	61.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports